EMPLOYEE BENEFIT PLANS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Change in plan assets
Fair value of plan assets at beginning of year	$ 96,818	$ 86,718
Fair value of plan assets at end of year	$ 108,157	96,818	$ 86,718
DEFINED CONTRIBUTION PLAN
Percentage of employer's contribution under 401(k)/ Thrift Plan matching the first 5 percent of participant's compensation subject to certain limitations	100.00%
Percentage of participant's compensation eligible for employer's matching contribution	5.00%
Annual expense incurred for defined contribution plan	$ 32,300	28,300	26,700
Oil and Gas Properties
Change in plan assets
Fair value of plan assets at beginning of year	287	299
Unrealized gains (losses) relating to property still held at the reporting date	14	(12)
Fair value of plan assets at end of year	$ 301	$ 287	$ 299